Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial liabilities [line items]
Total debt securities in issue	£ 90,293	£ 72,402	£ 72,450	£ 72,402
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Medium-term notes issued	43,196		37,233
Covered bonds	26,712		26,132
Certificates of deposit	12,066		9,999
Securitisation notes	5,026		3,660
Commercial paper	10,390		3,241
Total debt securities in issue	97,390		80,265
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	7,043		7,815
Securitisation notes	54
Total debt securities in issue	7,097		7,815
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Medium-term notes issued	36,153		29,418
Covered bonds	26,712		26,132
Certificates of deposit	12,066		9,999
Securitisation notes	4,972		3,660
Commercial paper	10,390		3,241
Total debt securities in issue	£ 90,293		£ 72,450